Revenue - Schedule of Other Operating Revenues (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total		R$ 2,316		R$ 2,658		R$ 1,935
Products [Member]
IfrsStatementLineItems [Line Items]
Charged service		21		19		17
Services rendered		85		66		53
Low-income subsidy		401		321		269
Subsidy SCEE	[1]	129
Subsidy Eletrobras	[2]	51		432
Tariff flags subsidy		78		290
Others subsidies		1,031	[3]	962	[3]	1,323	[4]
Rental and leasing		412	[5]	493	[5]	211	[6]
Contractual indemnities		6				27
Other		R$ 102		R$ 75		R$ 35

[1]	Revenue under the Electricity Offsetting System (Sistema de Compensação de Energia Elétrica – SCEE), governing offsetting for distributed generation, released by ANEEL in the 2023 Tariff Review.
[2]	This refers to the amounts injected by Eletrobras or by its subsidiaries under CNPE Resolution 15/2021, passed through to companies holding electricity distribution concessions or permissions.
[3]	This is revenue arising from subsidies applying to tariffs paid by users of distribution service, it includes tariff subsidies applying to tariffs paid by or relating to: supply from incentive-bearing source load; rural supply; nocturnal irrigation; incentive-bearing generation; public services; as well as revenue recognizing subsidies related to the Program to Encourage Voluntary Reduction of Electricity Consumption.
[4]	This is the result of recognition of the effects of Law 14.385/22, which ordered that the amounts of credits of PIS, Pasep and Cofins wrongly charged on the ICMS tax component of electricity bills should be reimbursed in their entirety to the customers of electricity distributors.
[5]	The amount shown for from January to December 2022 comprises R$ 187 for the debt recognition agreement signed with a major client in June 2022, for use of infrastructure (distribution poles) in the period January 2019 to May 2022.
[6]	More information in note 18.